Tax - Schedule of Income Tax Paid By Individual Jurisdiction (Detail) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Income Tax Paid, by Individual Jurisdiction [Line Items]
Total taxes paid, net of refunds	$ 162.5	$ 184.4	$ 93.1
United Kingdom [Member]
Income Tax Paid, by Individual Jurisdiction [Line Items]
Total taxes paid, net of refunds	142.6	169.5	78.3
Brazil [Member]
Income Tax Paid, by Individual Jurisdiction [Line Items]
Total taxes paid, net of refunds	0.0	0.0	8.6
Other jurisdictions [Member]
Income Tax Paid, by Individual Jurisdiction [Line Items]
Total taxes paid, net of refunds	$ 19.9	$ 14.9	$ 6.2